----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

     Ironwood Capital Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     21 Custom House Street, Suite 240  Boston              MA             02110
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

     Gary S. Saks        Vice President, Treasurer and Secretary   617/757-7600
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Gary S. Saks
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Boston, MA             7/16/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total:   $346,825
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
          28-         NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment           COM              350865101     6727 351300.000SH      SOLE               351300.000        351300.000
AK Steel Holding Corp.         COM              001547108     9293 741051.000SH      SOLE               741051.000        741051.000
American International Group   COM              026874107      755 8782.000 SH       SOLE                 8782.000          8782.000
American Service Group, Inc.   COM              02364l109     4794 187250.000SH      SOLE               187250.000        187250.000
Aremissoft Corp.               COM              040026106     6780 418500.000SH      SOLE               418500.000        418500.000
Ariad Pharmaceuticals, Inc.    COM              04033a100     8751 1726100.000SH     SOLE              1726100.000       1726100.000
Auspex Systems, Inc.           COM              052116100     8758 1226600.000SH     SOLE              1226600.000       1226600.000
BNS Co CL A                    COM              055961304     2623 416408.000SH      SOLE               416408.000        416408.000
Bank of New York Inc.          COM              064057102      247 5156.000 SH       SOLE                 5156.000          5156.000
Bristol Myers                  COM              110122108      661 12632.000SH       SOLE                12632.000         12632.000
Butler International, Inc      COM              123649105      156 50000.000SH       SOLE                50000.000         50000.000
Castle AM & Co.                COM              148411101     5851 434050.000SH      SOLE               434050.000        434050.000
Cendant Corp.                  COM              151313103      400 20525.000SH       SOLE                20525.000         20525.000
Ceres Group, Inc.              COM              156772105     3521 646100.000SH      SOLE               646100.000        646100.000
Ceridian Corp.                 COM              15677t106      376 19595.000SH       SOLE                19595.000         19595.000
Commonwealth Industries, Inc.  COM              203004106     5139 1146990.000SH     SOLE              1146990.000       1146990.000
Consolidated Freightways Corp. COM              209232107    15706 1752950.000SH     SOLE              1752950.000       1752950.000
Crompton Corp.                 COM              227116100    13531 1241399.000SH     SOLE              1241399.000       1241399.000
DT Industries, Inc.            COM              23333j108     9705 1384390.000SH     SOLE              1384390.000       1384390.000
DuraSwitch Industries          COM              266905207     4590 296305.000SH      SOLE               296305.000        296305.000
EMS Technologies, Inc.         COM              26873n108      749 49100.000SH       SOLE                49100.000         49100.000
EPIX Medical Inc.              COM              26881q101     4486 363255.000SH      SOLE               363255.000        363255.000
Elite Information Group Inc.   COM              28659m106     4968 747050.000SH      SOLE               747050.000        747050.000
Enron Corp.                    COM              293561106      595 12150.000SH       SOLE                12150.000         12150.000
ExxonMobil                     COM              30231g102     1092 12501.000SH       SOLE                12501.000         12501.000
GSI Lumonics Inc               COM              36229u102     5029 543703.000SH      SOLE               543703.000        543703.000
Gehl Company                   COM              368483103      949 52725.000SH       SOLE                52725.000         52725.000
General Electric Co.           COM              369604103     1587 32547.000SH       SOLE                32547.000         32547.000
General Motors                 COM              370442105      202 3135.000 SH       SOLE                 3135.000          3135.000
Graphic Packaging Internationa COM              388690109     8237 1734200.000SH     SOLE              1734200.000       1734200.000
Harnischfeger Industries Inc   COM              413345109     1353 82500.000SH       SOLE                82500.000         82500.000
Herley Industries Inc.         COM              427398102     3369 190325.000SH      SOLE               190325.000        190325.000
Hyperion Solutions Inc.        COM              44914m104     3362 224100.000SH      SOLE               224100.000        224100.000
IBM                            COM              459200101     1476 13064.000SH       SOLE                13064.000         13064.000
Intergraph Corp.               COM              458683109     5478 355700.000SH      SOLE               355700.000        355700.000
Intertan Inc.                  COM              461120107    10876 776850.000SH      SOLE               776850.000        776850.000
JLG Industries, Inc.           COM              466210101     6682 541025.000SH      SOLE               541025.000        541025.000
Limited Inc.                   COM              532716107       188 11400.000SH       SOLE                11400.000        11400.000
Magnetek, Inc.                 COM              559424106     8467 677350.000SH      SOLE               677350.000        677350.000
Material Sciences Corp         COM              576674105     7748 784175.000SH      SOLE               784175.000        784175.000
McKesson HBOC Inc.             COM              58155q103      651 17540.000SH       SOLE                17540.000         17540.000
McMoran Exploration Co.        COM              582411104     3381 225430.000SH      SOLE               225430.000        225430.000
Merck & Co.                    COM              589331107      504 7890.000 SH       SOLE                 7890.000          7890.000
Mission Resources Corporation  COM              605109107     7087 1048420.000SH     SOLE              1048420.000       1048420.000
Motorola, Inc                  COM              620076109      462 27905.000SH       SOLE                27905.000         27905.000
Nacco Industries, Inc.         COM              629579103     6922 88750.000SH       SOLE                88750.000         88750.000
Nortel Networks Corp.          COM              656568102      239 26270.000SH       SOLE                26270.000         26270.000
Oneida Limited                 COM              682505102     4062 199800.000SH      SOLE               199800.000        199800.000
Oracle Systems Corp.           COM              68389x105      204 10760.000SH       SOLE                10760.000         10760.000
Pepsico Inc.                   COM              713448108      523 11839.000SH       SOLE                11839.000         11839.000
Pfizer Inc.                    COM              717081103      530 13237.000SH       SOLE                13237.000         13237.000
Pioneer Standard Electron      COM              723877106     7803 609625.000SH      SOLE               609625.000        609625.000
PolyOne Corp.                  COM              73179p106    13024 1251110.000SH     SOLE              1251110.000       1251110.000
Presidential Life Corporation  COM              740884101     7026 313675.000SH      SOLE               313675.000        313675.000
Progress Software Corp.        COM              743312100     3913 241568.000SH      SOLE               241568.000        241568.000
RTI International Metals, Inc. COM              74973w107     3768 247050.000SH      SOLE               247050.000        247050.000
Russell Corp                   COM              782352108     4998 294150.000SH      SOLE               294150.000        294150.000
Sames Corp.                    COM              79587e104       22 126800.000SH      SOLE               126800.000        126800.000
Scios Inc                      COM              808905103     9218 368570.000SH      SOLE               368570.000        368570.000
Segue Software, Inc.           COM              815807102      134 49300.000SH       SOLE                49300.000         49300.000
Signal Technology Corp.        COM              826675100    11648 1083575.000SH     SOLE              1083575.000       1083575.000
Silverstream Software , Inc    COM              827907106     6727 954225.000SH      SOLE               954225.000        954225.000
Stancorp Financial             COM              852891100    10098 213084.000SH      SOLE               213084.000        213084.000
State Street Corp.             COM              857477103      267 5402.000 SH       SOLE                 5402.000          5402.000
Sypris Solutions, Inc.         COM              871655106     3224 403000.000SH      SOLE               403000.000        403000.000
Technitrol Inc                 COM              878555101     5738 220700.000SH      SOLE               220700.000        220700.000
Terra Nitrogen Company LP      COM              881005201     1739 227300.000SH      SOLE               227300.000        227300.000
Transmedia Network             COM              893767301     4623 1320750.000SH     SOLE              1320750.000       1320750.000
Transpro Inc.                  COM              893885103     2108 554750.000SH      SOLE               554750.000        554750.000
Tupperware Corp.               COM              899896104     4728 201800.000SH      SOLE               201800.000        201800.000
Tyco International, Inc.       COM              902124106      334 6127.000 SH       SOLE                 6127.000          6127.000
United Stationers Inc          COM              913004107     2051 65000.000SH       SOLE                65000.000         65000.000
Varian Semiconductor Equipment COM              922207105     1998 47565.000SH       SOLE                47565.000         47565.000
Verizon Communications         COM              92343v104      220 4119.000 SH       SOLE                 4119.000          4119.000
Viacom Inc. Cl B               COM              925524308      448 8648.000 SH       SOLE                 8648.000          8648.000
Viewpoint Corporation          COM              92672p108     6730 791750.000SH      SOLE               791750.000        791750.000
Wausau-Mosinee Paper Corp      COM              943315101     6749 523600.000SH      SOLE               523600.000        523600.000
Westaff, Inc.                  COM              957070105     2778 841850.000SH      SOLE               841850.000        841850.000
Wickes Co.                     COM              967446105     4201 954808.000SH      SOLE               954808.000        954808.000
Woodhead Industries, Inc.      COM              979438108     5359 315210.000SH      SOLE               315210.000        315210.000
Xerox                          COM              984121103      139 14515.000SH       SOLE                14515.000         14515.000
York International Corp.       COM              986670107     5190 148200.000SH      SOLE               148200.000        148200.000